Lease (Tables)	9 Months Ended
Sep. 30, 2026
Lease [Abstract]
Schedule of quantitative information about right-of-use assets
Changes in right-of-use assets and lease liabilities for the nine months ended September 30, 2026 and 2025 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2026	$4,273	$4,753
Acquisitions	1,597	1,660
Depreciation	(1,497)	—
Reassessment	51	51
Interest expense relating to lease liabilities	—	233
Payments of lease liabilities	—	(1,683)
Translation differences	141	107
Balance at September 30, 2026	$4,565	$5,121

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(940)	—
Interest expense relating to lease liabilities	—	197
Payments of lease liabilities	—	(1,046)
Business combination	1,163	1,232
Translation differences	151	167
Balance at September 30, 2025	$4,682	$5,223

Schedule of quantitative information about lease liabilities
Changes in right-of-use assets and lease liabilities for the nine months ended September 30, 2026 and 2025 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2026	$4,273	$4,753
Acquisitions	1,597	1,660
Depreciation	(1,497)	—
Reassessment	51	51
Interest expense relating to lease liabilities	—	233
Payments of lease liabilities	—	(1,683)
Translation differences	141	107
Balance at September 30, 2026	$4,565	$5,121

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(940)	—
Interest expense relating to lease liabilities	—	197
Payments of lease liabilities	—	(1,046)
Business combination	1,163	1,232
Translation differences	151	167
Balance at September 30, 2025	$4,682	$5,223